EATON VANCE MUNICIPALS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the form of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 123 (“Amendment No. 123”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 123 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-10-000076) on January 28, 2010:

Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund

(collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: February 4, 2010